STOCKHOLDERS' EQUITY (DEFICIENCY)	12 Months Ended
Dec. 31, 2013
STOCKHOLDERS' EQUITY (DEFICIENCY) [Abstract]
STOCKHOLDERS' EQUITY (DEFICIENCY)

Note 6. STOCKHOLDERS' EQUITY (DEFICIENCY)

Preferred Stock

The Company's amended and restated articles of incorporation authorizes the Company's Board of Directors to issue up to 1,000,000 shares of "blank check" preferred stock, having a $.001 par value, in one or more series without stockholder approval. Each such series of preferred stock may have such number of shares, designations, preferences, voting powers, qualifications, and special or relative rights or privileges as determined by the Company's Board of Directors. At December 31, 2013 and 2012, no shares of preferred stock were issued or outstanding.

Issuance of Common Stock

On March 15 and June 15, 2013, the Company issued a total of 20,000 shares of common stock, pursuant to a consultancy agreement dated March 4, 2013. The Company terminated this consultancy agreement effective June 2013. Prior to termination of the agreement, the Company had agreed to issue on a quarterly basis common stock as compensation for services provided thereunder. The Company determined that the fair value of the common stock issued was more readily determinable than the fair value of the services provided. Accordingly, the Company recorded the fair market value of the stock as compensation expense. The Company valued the shares issued on March 15 and June 15, 2013 shares at $29,500 and $57,500, respectively, based on closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, on March 15 and June 15, 2013, respectively. During the year ended December 31, 2013, the Company recognized stock-based compensation expense in the amount of $87,000, which is included as part of selling, general and administrative expense in the accompanying consolidated statements of operations.

Private Placement of Common Stock

On October 22, 2013, the Company entered into a purchase agreement (the "Purchase Agreement") with various institutional and individual accredited investors and certain of its officers and directors to raise gross proceeds of $10 million in a private placement of 3,333,338 shares of its common stock at a per share price of $3.00 (the "Private Placement").

On October 29, 2013, the Company completed the Private Placement. The Company received net proceeds from the Private Placement of approximately $9.1 million, after paying placement agent fees and estimated offering expenses, which the Company will use to fund its growth initiatives and for working capital purposes.

Roth Capital Partners, LLC acted as the exclusive placement agent for the Private Placement and, as compensation therefor, the Company paid Roth Capital Partners, LLC placement agent fees of approximately $579,000 and issued to them a common stock purchase warrant to purchase up to 192,970 shares of the Company's common stock at an initial exercise price of $3.30 per share. The warrant is immediately exercisable and expires on October 28, 2018. The exercise price and number of shares of common stock issuable under the warrant are subject to anti-dilutive adjustments for stock splits, stock dividends, recapitalizations and similar transactions. At any time the warrant may be exercised by means of a "cashless exercise" and the Company will not receive any proceeds at such time.

In conjunction with completion of the Private Placement, on October 29, 2013, the holders of the Company's approximately $1.7 million of outstanding senior convertible notes, some of whom are officers and directors of the Company, converted in full all of these senior convertible notes into approximately 780,000 shares of the Company's common stock, whereupon all of these senior convertible notes were fully extinguished and cease to be outstanding. See Note 8.

Pursuant to the Purchase Agreement, concomitantly with completion of the Private Placement, the Company entered into a registration rights agreement with the investors (other than its participating officers and directors), pursuant to which the Company filed a shelf registration statement on Form S-1 ("Form S-1 Registration Statement") with the Securities and Exchange Commission ("SEC") registering for resale by the investors (other than the Company's participating officers and directors) the shares of Company common stock purchased by them in the Private Placement. The Form S-1 Registration Statement was declared effective by the SEC on January 27, 2014. If the Form S-1 Registration Statement is not effective for resales for more than 20 consecutive days or more than 45 days in any 12 month period during the registration period (i.e., the earlier of the date on which the shares have been sold or are eligible for sale under SEC Rule 144 without restriction), the Company is required to pay the investors (other than the Company's participating officers and directors) liquidated damages in cash equal to 1.5% of the aggregate purchase price paid by the investors (other than the Company's participating officers and directors) for the shares for every 30 days or portion thereof until the default is cured. The liquidated damages could be as much as $144,728 for every 30 days or portion thereof until the default is cured.

Under the terms of the Purchase Agreement, the Company:

•	Amended its existing equity incentive plan on November 20, 2013 to reduce the number of shares of its common stock reserved and available for issuance under the plan to 1.8 million from 8 million.

•	Subject to the reasonable approval of the investors, Special Situations Fund III QP, L.P., Special Situations Cayman Fund, L.P. and Special Situations Private Equity Fund, L.P., which are affiliates of AWM Investment Company (collectively, the "SSF Investors"), effected a reverse stock split of its common stock at a ratio of 1-for-5, which became effective in the marketplace at the opening of business December 27, 2013.

•	Reincorporated to the State of Delaware effective on December 31, 2013.

•	Is required no later than April 27, 2014 to reconstitute its board of directors so that as so reconstituted, the board of directors will consist of not less than five members, a majority of whom are each required to qualify as an "independent director" as defined in NASDAQ Marketplace Rule 5605(a)(2) and the related NASDAQ interpretative guidance. So long as the SSF Investors beneficially own at least 50% of the shares of the Company's common stock purchased by them in the Private Placement, the SSF Investors have the right to appoint one member to the Company's board who qualifies as an independent director as defined by such rule and guidance; and

•	Is required no later than July 29, 2014 to list its common stock on The NASDAQ Capital Market and up until such time as the listing is accomplished the Company is required to comply with all NASDAQ rules (other than NASDAQ's board composition, board committee, minimum bid price and similar listing requirements), such as holding annual meetings and the timely filing of proxy statements.

All of the warrants issued in conjunction with the convertible notes described in Note 8 and the Private Placement were evaluated in accordance with ASC 815 and were determined to be equity instruments. The Company estimated the fair value of these Warrants using the Black-Scholes-Merton valuation model. The significant assumptions which the Company used to measure their respective fair values included stock prices ranging from $1.00 to $3.50 per share, expected terms of 5 years, volatility ranging from 30.3% to 51.4%, risk free interest rates ranging from 0.71% to 0.90%, and a dividend yield of 0.0%

Warrants

A summary of warrant activity for the years ended December 31, 2013 and 2012 is presented below:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	-	$-
Warrant granted	10,677	1.08
Warrants exercised	-	-
Warrants forfeited or expired	-	-

Outstanding at December 31, 2012	10,677	1.08
Warrants granted	204,943	3.34
Warrants exercised	-	-
Warrants forfeited or expired	-	-

Outstanding at December 31, 2013	215,620	$3.23	5.0	$1,276,665

Exercisable at December 31, 2013	215,620	$3.23	5.0	$1,276,665

Equity Incentive Plan

There are 1,800,000 shares of our common stock reserved for issuance under our Equity Incentive Plan (after giving effect to the reduction of the number of shares reserved and available for issuance thereunder and the 1-for-5 reverse stock split, each as implemented in accordance with the Purchase Agreement governing the Private Placement), which was duly adopted by our stockholders on November 24, 2009. The Plan provides for the granting of incentive stock options to employees, the granting of non-qualified stock options to employees, non-employee directors and consultants, and the granting of restricted stock to employees, non-employee directors and consultants in connection with their retention and/or continued employment by the Company. Options issued under the Plan generally have a ten-year term and generally become exercisable over a four-year period. Shares subject to awards that expire unexercised or are forfeited or terminated will again become available for issuance under the Plan. No participant in the Equity Incentive Plan can receive option grants and/or restricted shares for more than 20% of the total shares subject to the Plan.

Stock-Based Compensation

During the years ended December 31, 2013 and 2012, the Company recognized stock-based compensation expense, for the vesting of stock options, of $48,239 and $46,089, respectively. Stock-based compensation expense is included as part of selling, general and administrative expense in the accompanying consolidated statements of operations. The amounts relate to the granting of options to employees and consultants to purchase 48,600 shares of the Company's common stock with an exercise price of $1.875 per share in January 2010 which vest in 4 equal annual installments valued at $46,899; the granting of options to the Company's Chief Financial Officer to purchase 40,000 shares of the Company's common stock with an exercise price of $1.00 per share in February 2012 which vest in 36 monthly installments valued at $20,000; the granting of options to employees and consultants to purchase 45,600 shares of the Company's common stock with an exercise price of $1.15 per share in March 2012 which vest in 4 equal annual installments valued at $25,992; the granting of options to an employee who has since become the Company's Chief Operating Officer to purchase 20,000 shares of the Company's common stock with an exercise price of $1.15 per share in March 2012 which vest in 4 equal annual installments valued at $11,400; the granting of options to consultants to purchase 30,000 shares of the Company's common stock with an exercise price of $1.00 per share in September 2012 which vest in 4 equal annual installments valued at $17,850; the granting of options to the Company's Chief Operating Officer to purchase 20,000 shares of the Company's common stock with an exercise price of $1.25 per share in December 2012 which vest in 36 monthly installments valued at $14,800; the granting of options to an employee to purchase 10,000 shares of the Company's common stock with an exercise price of $4.35 per share in November 2013 which vest in 3 equal annual installments valued at $25,900; and the granting of options to employees to purchase 31,200 shares of the Company's common stock with an exercise price of $4.35 per share in November 2013 which vest in 4 equal annual installments valued at $80,808.

As of December 31, 2013, 963,311 common stock options that were granted were vested and 156,189 common stock options were unvested. At December 31, 2013 and 2012, the amount of unamortized stock-based compensation expense on unvested stock options granted to employees and consultants was $150,037 and $122,592, respectively. The unamortized amounts will be amortized over the remaining vesting period through September 30, 2016.

The Company accounts for share-based awards exchanged for employee services at the estimated grant date fair value of the award. Compensation expense includes the impact of an estimate for forfeitures for all stock options.

Options outstanding at December 31, 2013 under the various plans are as follows (in thousands):

Plan	Total Number of Options Outstanding in Plans
Equity compensation plans not approved by security holders	900
Equity Incentive Plan	219

1,119

The Company estimated the fair value of employee stock options using the Black-Scholes-Merton option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service periods of the respective awards. The expected term of such stock options represents the average period the stock options are expected to remain outstanding and is based on the expected term calculated using the approach prescribed by SAB 107 for "plain vanilla" options. The expected stock price volatility for the Company's stock options was determined by examining the historical volatilities for industry peers and using an average of the historical volatilities of the Company's industry peers as well as the trading history for the Company's common stock. The Company will continue to analyze the stock price volatility and expected term assumptions as more data for the Company's common stock and exercise patterns becomes available. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company's stock options. The expected dividend assumption is based on the Company's history and expectation of dividend payouts. For the years ended December 31, 2013 and 2012, the Company's estimated forfeiture rate utilized ranged from 0.01% to 0.05%.

The fair value of employee stock options was estimated using the following weighted-average assumptions:

	Years Ended December 31,
	2013	2012
Expected term	6.3 - 10 years	6.3 - 10 years
Risk free interest rate	2.62%	1.39% - 1.72%
Dividend yield	0.0%	0.0%
Expected volatility	46.3%	48% - 52%

A summary of activity under all option Plans for the years ended December 31, 2013 and 2012 is presented below (in thousands, except per share data):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,027	$2.21
Options granted	170	1.10
Options exercised	-	-
Options forfeited or expired	(65)	1.85

Outstanding at December 31, 2012	1,132	2.06
Options granted	41	4.35
Options exercised	(43)	1.57
Options forfeited or expired	(11)	1.27

Outstanding at December 31, 2013	1,119	$2.17	6.89	$7,815

Exercisable at December 31, 2013	963	$2.19	6.26	$6,706

Options available for grants at December 31, 2013	1,537

Earnings (Loss) Per Share

The Company utilizes ASC 260, "Earnings per Share," ("ASC 260") to calculate net income or loss per share. Basic earnings and loss per share are computed by dividing the net income or loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options (using the treasury stock method) and the conversion of the Company's convertible debt and warrants (using the if-converted method). Diluted loss per share excludes the shares issuable upon the exercise of stock options, convertible notes and common stock purchase warrants from the calculation of net loss per share, as their effect is antidilutive.

The following table reconciles the numerator and denominator for the calculation:

	For the years ended December 31,
	2013	2012
Net income (loss) - basic	$801,352	$(1,920,972)

Denominator - basic:
Weighted average number of common shares outstanding	12,818,487	12,037,597

Basic earnings (loss) per common share	$0.06	$(0.16)

Net income (loss) - diluted	$801,352	$(1,920,972)

Denominator - diluted:
Basic weighted average number of common shares outstanding	12,818,487	12,037,597
Weighted average effect of dilutive securities:
Common share equivalents of outstanding stock options	349,428	-
Common share equivalents of outstanding warrants	18,450	-

Diluted weighted average number of common shares outstanding	13,186,365	12,037,597

Diluted earnings (loss) per common share	$0.06	$(0.16)

Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:
Convertible debt	-	323,357
Stock options	6,434	1,132,400
Warrants	4,089	10,676